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                       METLIFE INVESTORS INSURANCE COMPANY
                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

     SUPPLEMENT DATED DECEMBER 30, 2003 TO THE PROSPECTUS DATED MAY 1, 2003,
                          FOR THE NAVIGATOR-SELECT AND
                    CUSTOM-SELECT VARIABLE ANNUITY CONTRACTS

This Supplement amends the prospectus dated May 1, 2003, for the Navigator-Select and Custom-Select Variable Annuity Contracts with respect to the availability of certain investment options under the Contracts.

NAVIGATOR-SELECT CONTRACT
-------------------------

If you own the Navigator-Select Contract, please note the following:

The following investment options are not available under your Contract:

         o Metropolitan Series Fund, Inc. - FI International Stock Portfolio (formerly Putnam International Stock Portfolio) (Class A)
         o Metropolitan Series Fund, Inc. - MFS(R) Research Managers Portfolio (Class A)

All references in the Contract prospectus to the above investment options are hereby deleted.

The following investment options are available under your Contract:

         o        Putnam Variable Trust (Class IA) - Putnam VT International
                  Equity Fund
         o        MFS(R)Variable Insurance Trust (Initial Class) -
                  MFS(R)Research Series

The investment objective of the MFS(R) Research Series is to seek long-term growth of capital and future income. A fee table describing the fees and expenses of the MFS(R) Research Series is attached and supplements the Fee Table in the prospectus. In addition, a revised Appendix B - Part 2 is attached to this Supplement that describes the availability of the investment options under your Contract. Please disregard the version of Appendix B - Part 2 in the current prospectus and replace it with the revised version.

CUSTOM-SELECT CONTRACT
----------------------

If you own the Custom-Select Contract, please note the following:

The following investment portfolios are not available under your Contract:

         o Metropolitan Series Fund, Inc. - FI International Stock Portfolio (formerly Putnam International Stock Portfolio) (Class A)
         o Metropolitan Series Fund, Inc. - MFS(R)Research Managers Portfolio (Class A)

All references in the Contract prospectus to the above investment options are hereby deleted.

The following investment portfolios are available under your Contract:

         o MFS(R) Variable Insurance Trust (Initial Class) - MFS(R) Research Series
         o        Putnam Variable Trust (Class IA) - Putnam VT New Value Fund
         o Putnam Variable Trust (Class IA) - Putnam VT International New Opportunities Fund



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The investment objective of the MFS(R) Research Series is to seek long-term growth of capital and future income. The investment objective of the Putnam VT New Value Fund is long-term capital appreciation and the investment objective of the Putnam VT International New Opportunities Fund is long-term capital appreciation . A fee table describing the fees and expenses of the MFS(R) Research Series, Putnam VT New Value Fund, and Putnam VT International New Opportunities Fund is attached and supplements the Fee Table in the Contract prospectus. In addition, a revised Appendix B - Part 2 is attached to this Supplement that describes the availability of the investment options under your Contract. Please disregard the version of Appendix B - Part 2 in the current prospectus and replace it with the revised version.

                         INVESTMENT PORTFOLIO EXPENSES'
       (AS A PERCENTAGE OF THE AVERAGE DAILY NET ASSETS OF THE PORTFOLIO)

                                                           Putnam
                         MFS(R)            Putnam          Variable
                         Variable          Variable        Trust
                         Insurance         Trust           (Class IA) --
                         Trust --          (Class IA) --   Putnam
                         (Initial Class)   Putnam          VT International
                         MFS(R) Research   VT New          New Opportunities
                         Series            Value Fund      Fund
                         ------            ----------      ----
Management Fees           0.75%              0.69%          1.00%
12b-1/Service Fees        0.00%              0.00%          0.00%
Other Expenses            0.12%              0.09%          0.27%
                         ------------------------------------------

Total Annual
  Portfolio Expenses      0.87%              0.78%          1.27%
                         ==========================================



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                                   APPENDIX B

PART 2.  PORTFOLIOS AVAILABLE WITH YOUR CONTRACT

If you purchased the RUSSELL-SELECT VARIABLE ANNUITY, the following portfolios are available:

Metropolitan Series Fund, Inc.
     State Street Research Money Market Portfolio

Russell Investment Funds
     Aggressive Equity Fund
     Core Bond Fund
     Multi-Style Equity Fund
     Non-U.S. Fund
     Real Estate Securities Fund

If you purchased the CUSTOM-SELECT VARIABLE ANNUITY, the following portfolios are available:

AIM Variable Insurance Funds (Series 1)
     AIM V.I. Capital Appreciation Fund
     AIM V.I. International Growth Fund
     AIM V.I. Premier Equity Fund

AllianceBernstein Variable Products Series Fund, Inc. (Class A)
     AllianceBernstein Premier Growth Portfolio
     AllianceBernstein Real Estate Investment Portfolio

Franklin Templeton Variable Insurance Products Trust (Class 1)
     Franklin Small Cap Fund
     Mutual Shares Securities Fund
     Templeton Developing Markets Securities Fund
     Templeton Foreign Securities Fund

Met Investors Series Trust (Class A or Class B (as noted))
     J.P. Morgan Quality Bond Portfolio
     J.P. Morgan Select Equity Portfolio
     Lord Abbett Bond Debenture Portfolio
     Lord Abbett Growth and Income Portfolio
     Lord Abbett Growth Opportunities Portfolio
     Lord Abbett Mid-Cap Value Portfolio
     Met/Putnam Capital Opportunities Portfolio
     MFS(R) Research International

Metropolitan Series Fund, Inc.
     Capital Guardian U.S. Equity Portfolio (Class B)
     State Street Research Money Market Portfolio (Class A)

MFS(R) Variable Insurance Trust (Initial Class)
     MFS(R) Emerging Growth Series
     MFS(R) High Income Series
     MFS(R) Investors Trust Series
     MFS(R) New Discovery Series
     MFS(R) Research Series
     MFS(R) Strategic Income Series

Oppenheimer Variable Account Funds
     Oppenheimer Bond Fund/VA
     Oppenheimer Capital Appreciation Fund/VA
     Oppenheimer High Income Fund/VA
     Oppenheimer Main Street Fund/VA
     Oppenheimer Strategic Bond Fund/VA



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Putnam Variable Trust (Class IA)
     Putnam VT Growth and Income Fund
     Putnam VT International Equity Fund
     Putnam VT Vista Fund
     Putnam VT New Value
     Putnam VT International New Opportunities

If you purchased the NAVIGATOR-SELECT VARIABLE ANNUITY, the following portfolios are available:

AIM Variable Insurance Funds (Series 1)
     AIM V.I. Capital Appreciation Fund
     AIM V.I. International Growth Fund
     AIM V.I. Premier Equity Fund

AllianceBernstein Variable Products Series Fund, Inc. (Class A)
     AllianceBernstein Premier Growth Portfolio
     AllianceBernstein Real Estate Investment Portfolio

Fidelity Variable Insurance Products (Service Class 2)
     VIP Equity-Income Portfolio
     VIP Growth Portfolio
     VIP High Income Portfolio

Franklin Templeton Variable Insurance Products Trust (Class 1)
     Franklin Small Cap Fund
     Mutual Shares Securities Fund
     Templeton Developing Markets Securities Fund
     Templeton Foreign Securities Fund

Met Investors Series Trust (Class A or Class B (as noted))
     J.P. Morgan Quality Bond Portfolio
     J.P. Morgan Select Equity Portfolio
     Lord Abbett Bond Debenture Portfolio
     Lord Abbett Growth and Income Portfolio
     Lord Abbett Growth Opportunities Portfolio
     Lord Abbett Mid-Cap Value Portfolio
     Met/Putnam Capital Opportunities Portfolio
     MFS(R) Research International Portfolio
     T. Rowe Price Mid-Cap Growth Portfolio (Class B)

Metropolitan Series Fund, Inc.
     Capital Guardian U.S. Equity Portfolio (Class B)
     Davis Venture Value Portfolio (Class E)
     State Street Research Money Market Portfolio (Class A)

MFS(R) Variable Insurance Trust (Initial Class)
     MFS(R) Emerging Growth Series
     MFS(R) High Income Series
     MFS(R) Investors Trust Series
     MFS(R) New Discovery Series
     MFS(R) Strategic Income Series
     MFS(R) Research Series

PIMCO Variable Insurance Trust (Administrative Class)
     PIMCO High Yield Portfolio
     PIMCO Low Duration Portfolio
     PIMCO StocksPLUS Growth and Income Portfolio
     PIMCO Total Return Portfolio

Putnam Variable Trust (Class IA)
     Putnam VT Growth and Income Fund
     Putnam VT Vista Fund
     Putnam VT International Equity Fund

                                      * * *

PLEASE USE THIS SUPPLEMENT WITH YOUR PROSPECTUS. READ THIS SUPPLEMENT AND YOUR PROSPECTUS CAREFULLY AND KEEP THEM TOGETHER FOR FUTURE REFERENCE.